Note 3 - Going Concern (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Note 3 - Going Concern (Details) [Line Items]
Working Capital (Deficit)			$ (8,107)
Commitments For Vessel Aquisitions	50,365
Repayments of Long-term Debt	706	11,120	16,656
Scenario, Forecast [Member] | Funding for Commitments for Vessel Acquisitions [Member] | ABN Bank [Member]
Note 3 - Going Concern (Details) [Line Items]
Proceeds from Lines of Credit				21,000
Scenario, Forecast [Member] | Funding for Commitments for Vessel Acquisitions [Member]
Note 3 - Going Concern (Details) [Line Items]
Proceeds from Sale Leaseback Agreement, Net of Repayment of Long-term Debt				37,000
Scenario, Forecast [Member] | Alpha Bank of Greece [Member]
Note 3 - Going Concern (Details) [Line Items]
Repayments of Long-term Debt				$ 19,419